Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 6,159,531	$ 8,296,997
Cost of good sold	3,352,640	4,610,961
Gross margin	2,806,891	3,686,036
Operating expenses:
Depreciation and amortization	449,379	435,649
Selling and marketing	118,844	116,291
General and administrative	4,462,095	5,140,100
Professional fees	623,014	908,093
Stock-based compensation	62,600	64,800
Impairment charge	472,757	0
Total operating expenses	6,188,689	6,664,933
Loss from operations	(3,381,798)	(2,978,897)
Other income (expense)
Interest expense, net	(1,398,731)	(1,705,123)
Derivative expense	0	(42,140)
Loss on settlement of debt	(1,312,983)	(363,468)
Unrealized gain on change in fair value of derivative liabilities	77,584	7,826
Other gains or income	48,468	525,903
Total other income (expense)	(2,585,662)	(1,577,002)
Loss before income taxes	(5,967,460)	(4,555,899)
Provision for income taxes (benefit)	(224,027)	35,375
Net loss	(5,743,433)	(4,591,274)
Convertible preferred stock beneficial conversion feature and other discounts accreted as a deemed dividend	(277,500)	(740,899)
Net loss attributable to common stockholders	$ (6,020,933)	$ (5,332,173)
Basic and diluted earnings (loss) per common share	$ (0.03)	$ (0.04)
Weighted-average number of common shares outstanding:
Basic and diluted	180,182,382	147,441,651
Comprehensive loss:
Net loss	$ (5,743,433)	$ (4,591,274)
Foreign currency translation adjustment	58,226	55,694
Comprehensive loss	$ (5,685,207)	$ (4,535,580)